Business Combination (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 15, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Apr. 30, 2024
Business Combination [Line Items]
Ownership interest acquired						100.00%
Principal amount			$ 17,472
Interest rate			12.00%
Troll Housing AS and Tydal Data Center AS [Member]
Business Combination [Line Items]
Principal amount	$ 15,000
Interest rate	6.00%
Borrowings maturity period	five
Percentage of shares pledged	100.00%
Strike price (in Dollars per share)	$ 35.96
Payable for purchase of non current assets	$ 16,400
Prepayment	6,300
Transaction-related costs	300
Land	1,100
Other intangible assets	22,400
Deferred tax liabilities	$ 5,100
Revenue
Net income		$ 1,900			$ 3,000